PROPERTY, PLANT AND EQUIPMENT - Net book value (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	₽ 284,804
Property, plant and equipment at end of period	311,250	₽ 284,804
Amount of compensation from third parties	2,403	1,510	₽ 2,034
Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	202,866
Property, plant and equipment at end of period	213,862	202,866
Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	24,794
Property, plant and equipment at end of period	29,240	24,794
Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	27,991
Property, plant and equipment at end of period	33,072	27,991
Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	29,153
Property, plant and equipment at end of period	35,076	29,153
Gross Book Value
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	706,907	674,320	706,711
Additions	78,721	75,022	69,716
Arising on business combinations	6,383	588	298
Transfer to assets held for sale	(1,044)	(3,402)	(1,018)
Disposal	(50,161)	(43,400)	(30,575)
Disposal of Subsidiary		(332)	(73,350)
Other	163	736	727
Foreign exchange differences	1,498	3,375	1,811
Property, plant and equipment at end of period	742,467	706,907	674,320
Gross Book Value | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	575,108	560,599	593,133
Additions	2,432	(173)	4,162
Transferred into use	57,666	53,005	51,130
Arising on business combinations	973	578	194
Transfer to assets held for sale	(992)	(2,890)	(1,573)
Disposal	(44,394)	(38,293)	(26,870)
Disposal of Subsidiary			(62,196)
Other	(341)	(4)	730
Foreign exchange differences	1,306	2,286	1,889
Property, plant and equipment at end of period	591,758	575,108	560,599
Gross Book Value | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	36,559	34,556	33,834
Additions	38	434	39
Transferred into use	748	1,317	1,803
Arising on business combinations	4,601	4	27
Transfer to assets held for sale	(1)	(475)	555
Disposal	(559)	(447)	(428)
Disposal of Subsidiary			(2,128)
Other	482	675	1,042
Foreign exchange differences	10	495	(188)
Property, plant and equipment at end of period	41,878	36,559	34,556
Gross Book Value | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	66,087	57,269	54,287
Additions	801	729	1,117
Transferred into use	11,499	12,286	12,919
Arising on business combinations	605	6	73
Transfer to assets held for sale	(24)	(34)
Disposal	(5,542)	(4,405)	(3,091)
Disposal of Subsidiary		(314)	(6,966)
Other	159	30	(1,125)
Foreign exchange differences	170	520	55
Property, plant and equipment at end of period	73,755	66,087	57,269
Gross Book Value | Construction in progress and equipment for installation
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	29,153	21,896	25,457
Additions	75,450	74,032	64,398
Transferred into use	(69,913)	(66,608)	(65,852)
Arising on business combinations	204		4
Transfer to assets held for sale	(27)	(3)
Disposal	334	(255)	(186)
Disposal of Subsidiary		(18)	(2,060)
Other	(137)	35	80
Foreign exchange differences	12	74	55
Property, plant and equipment at end of period	35,076	29,153	21,896
Accumulated amortisation and impairment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(422,103)	(408,841)	(430,268)
Charge for the year	(53,139)	(50,069)	(54,117)
Transfer to assets held for sale	1,263	2,038	685
Disposal	43,722	37,566	29,128
Disposal of Subsidiary		236	47,313
Other	174	(172)	(950)
Foreign exchange differences	(1,134)	(2,861)	(632)
Property, plant and equipment at end of period	(431,217)	(422,103)	(408,841)
Accumulated amortisation and impairment | Network and base station equipment
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(372,242)	(362,006)	(380,014)
Charge for the year	(44,387)	(43,220)	(47,905)
Transfer to assets held for sale	1,247	1,899	762
Disposal	38,225	33,058	26,163
Disposal of Subsidiary			40,717
Other	277	(5)	(962)
Foreign exchange differences	(1,016)	(1,968)	(767)
Property, plant and equipment at end of period	(377,896)	(372,242)	(362,006)
Accumulated amortisation and impairment | Land and buildings
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(11,765)	(10,571)	(10,217)
Charge for the year	(1,204)	(1,153)	(1,148)
Transfer to assets held for sale	1	146	(76)
Disposal	435	343	256
Disposal of Subsidiary			1,056
Other	(99)	(133)	(616)
Foreign exchange differences	(6)	(397)	174
Property, plant and equipment at end of period	(12,638)	(11,765)	(10,571)
Accumulated amortisation and impairment | Office equipment, vehicles and other
Disclosure of detailed information about property, plant and equipment
Property, plant and equipment at beginning of period	(38,096)	(36,264)	(40,037)
Charge for the year	(7,548)	(5,696)	(5,064)
Transfer to assets held for sale	15	(7)	(1)
Disposal	5,062	4,165	2,709
Disposal of Subsidiary		236	5,540
Other	(4)	(34)	628
Foreign exchange differences	(112)	(496)	(39)
Property, plant and equipment at end of period	₽ (40,683)	₽ (38,096)	₽ (36,264)